Share Capital (Details) - $ / shares		12 Months Ended
	Jan. 12, 2012	Dec. 31, 2012
Tzvika Shukhman [Member]
Share Capital (Details) [Line Items]
Ordinary shares	100,000
Exercise price	$ 1.50
Expiration period	10 years
Hudi Zak [Member]
Share Capital (Details) [Line Items]
Ordinary shares		12,500
Exercise price		$ 1.50
Expiration period		10 years